Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment(3) Based on:		(Stated in millions)
Year	Summary Compensation Table Total Compensation for CEO Flitman ($)	Compensation Actually Paid to CEO Flitman ($)(1)	Summary Compensation Table Total Compensation for CEO Iacobucci ($)	Compensation Actually Paid to CEO Iacobucci ($)	Summary Compensation Table Total Compensation for CEO Satriano ($)	Compensation Actually Paid to CEO Satriano ($)	Average Summary Compensation Table Total Compensation for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(2)	Cumulative Total Shareholder Return (Company) ($)	Cumulative Total Shareholder Return (Peer Group ($)	Net Income (Loss) ($)	Adjusted EBITDA ($)(4)

2023	29,884,257	34,791,429	4,628,234	(4,062,524)	N/A	N/A	3,642,530	5,122,362	110.10	141.72	506	1,559
2022	N/A	N/A	4,848,233	4,838,268	12,853,892	(5,566,000)	3,163,794	3,069,797	81.45	124.38	265	1,310
2021	N/A	N/A	N/A	N/A	13,744,942	14,264,225	3,429,976	3,478,342	83.39	140.67	164	1,057
2020	N/A	N/A	N/A	N/A	5,655,097	12,372,465	1,948,663	3,672,637	79.75	114.19	(226)	648

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2023, reflects compensation information for our NEOs, other than any person serving as CEO, as outlined in the section entitled Compensation Discussion and Analysis, beginning on page 33. For 2022, reflects compensation information for Mr. Locascio, Mr. Tonnison, Mr. Hancock, and Mr. Guberman. For 2021 and 2020, reflects compensation information for Mr. Locascio, Mr. Iacobucci, Mr. Guberman, and Jay A. Kvasnicka, Executive Vice President, Field Operations.
Peer Group Issuers, Footnote	Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 as of the market open on December 31, 2019 (the beginning of fiscal year 2020) for the Company’s Common Stock as well as the common stock of companies in our peer group as measured by the S&P 500 Food & Staples Retailing Index. For 2020, the measurement period was one year; for 2021, the measurement period was two years; for 2022, the measurement period was three years; and, for 2023, the measurement period was four years.
Adjustment To PEO Compensation, Footnote
To calculate the compensation actually paid amounts in the table above, the following table shows the respective adjustments to the amounts reported in the Summary Compensation Table (“SCT”):

	FY2023			FY2022			FY2021		FY2020
Adjustments	CEO Flitman ($)	CEO Iacobucci ($)	Other NEOs Average ($)	CEO Satriano ($)	CEO Iacobucci ($)	Other NEOs Average ($)	CEO Satriano ($)	Other NEOs Average ($)	CEO Satriano ($)	Other NEOs Average ($)

Total from SCT	29,884,257	4,628,234	3,642,530	12,853,892	4,848,233	3,163,794	13,744,942	3,429,976	5,655,097	1,948,663
Adjustments for defined benefit and actuarial plans
Minus: Pension value reported in SCT	—	—	(5,185)	—	—	—	—	—	—	(17,289)
Plus: Pension value attributable to service in current year and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—	—	—	—	—	—
Impact of adjustments for defined benefit and actuarial plans	—	—	(5,185)	—	—	—	—	—	—	(17,289)
Adjustments for stock and options awards
Minus: SCT Amounts	(23,215,061)	(4,250,051)	1,912,530	(6,000,054)	(2,500,079)	1,812,570	(11,420,007)	(2,355,888)	(4,700,001)	(1,300,003)
Plus: Value of equity granted during fiscal year, unvested as of end of fiscal year	28,122,232	—	2,508,055	—	2,636,266	1,910,758	10,059,039	1,976,990	16,849,092	4,281,141
Plus/Minus: Change in fair value of equity outstanding at beginning and end of fiscal year(1)	—	—	820,125	—	(79,323)	(294,818)	834,895	199,197	(1,553,982)	(330,969)
Plus/Minus: Change in value for awards vested in fiscal year	—	62,302	69,367	937,314	233,171	102,632	1,045,356	228,066	(3,877,741)	(908,906)
Minus: Forfeited awards in fiscal year	—	(4,503,009)	—	(13,357,152)	—	—	—	—	—	—
Impact of adjustments for stock and option awards	4,907,171	(8,690,758)	1,485,016	(18,419,892)	(9,965)	(93,997)	519,283	48,366	6,717,368	1,741,263
Compensation Actually Paid (As calculated)	34,791,429	(4,062,524)	5,122,362	(5,566,000)	4,838,268	3,069,797	14,264,225	3,478,342	12,372,465	3,672,637

Non-PEO NEO Average Total Compensation Amount	$ 3,642,530	$ 3,163,794	$ 3,429,976	$ 1,948,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,122,362	3,069,797	3,478,342	3,672,637
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the compensation actually paid amounts in the table above, the following table shows the respective adjustments to the amounts reported in the Summary Compensation Table (“SCT”):

	FY2023			FY2022			FY2021		FY2020
Adjustments	CEO Flitman ($)	CEO Iacobucci ($)	Other NEOs Average ($)	CEO Satriano ($)	CEO Iacobucci ($)	Other NEOs Average ($)	CEO Satriano ($)	Other NEOs Average ($)	CEO Satriano ($)	Other NEOs Average ($)

Total from SCT	29,884,257	4,628,234	3,642,530	12,853,892	4,848,233	3,163,794	13,744,942	3,429,976	5,655,097	1,948,663
Adjustments for defined benefit and actuarial plans
Minus: Pension value reported in SCT	—	—	(5,185)	—	—	—	—	—	—	(17,289)
Plus: Pension value attributable to service in current year and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—	—	—	—	—	—
Impact of adjustments for defined benefit and actuarial plans	—	—	(5,185)	—	—	—	—	—	—	(17,289)
Adjustments for stock and options awards
Minus: SCT Amounts	(23,215,061)	(4,250,051)	1,912,530	(6,000,054)	(2,500,079)	1,812,570	(11,420,007)	(2,355,888)	(4,700,001)	(1,300,003)
Plus: Value of equity granted during fiscal year, unvested as of end of fiscal year	28,122,232	—	2,508,055	—	2,636,266	1,910,758	10,059,039	1,976,990	16,849,092	4,281,141
Plus/Minus: Change in fair value of equity outstanding at beginning and end of fiscal year(1)	—	—	820,125	—	(79,323)	(294,818)	834,895	199,197	(1,553,982)	(330,969)
Plus/Minus: Change in value for awards vested in fiscal year	—	62,302	69,367	937,314	233,171	102,632	1,045,356	228,066	(3,877,741)	(908,906)
Minus: Forfeited awards in fiscal year	—	(4,503,009)	—	(13,357,152)	—	—	—	—	—	—
Impact of adjustments for stock and option awards	4,907,171	(8,690,758)	1,485,016	(18,419,892)	(9,965)	(93,997)	519,283	48,366	6,717,368	1,741,263
Compensation Actually Paid (As calculated)	34,791,429	(4,062,524)	5,122,362	(5,566,000)	4,838,268	3,069,797	14,264,225	3,478,342	12,372,465	3,672,637

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Adjusted EBITDA
Distribution Cost Per Case
Return on Invested Capital (ROIC)

Total Shareholder Return Amount	$ 110.10	81.45	83.39	79.75
Peer Group Total Shareholder Return Amount	141.72	124.38	140.67	114.19
Net Income (Loss)	$ 506,000,000	$ 265,000,000	$ 164,000,000	$ (226,000,000)
Company Selected Measure Amount	1,559,000,000	1,310,000,000	1,057,000,000	648,000,000
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules and shown in the table below. Calculation methodology is in accordance with SEC guidance: Black-Scholes was used for stock option valuation with values ranging from $1.34 - $33.09 and Monte Carlo simulation used for certain performance-based restricted stock units.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	See Appendix A for a reconciliation of Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Distribution Cost Per Case
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Flitman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 29,884,257
PEO Actually Paid Compensation Amount	$ 34,791,429
PEO Name	Flitman
Iacobucci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,628,234	$ 4,848,233
PEO Actually Paid Compensation Amount	$ (4,062,524)	$ 4,838,268
PEO Name	Iacobucci	Iacobucci
Satriano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,853,892	$ 13,744,942	$ 5,655,097
PEO Actually Paid Compensation Amount		$ (5,566,000)	$ 14,264,225	$ 12,372,465
PEO Name		Satriano	Satriano	Satriano
Pietro Satriano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,853,892	$ 13,744,942	$ 5,655,097
PEO | Flitman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 34,791,429
PEO | Flitman [Member] | Pension Value Reported In S C T [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Flitman [Member] | Pension Value Attributable To Service In Current Year And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Flitman [Member] | Impact Of Adjustments For Defined Benefit And Actuarial Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Flitman [Member] | S C T Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,215,061)
PEO | Flitman [Member] | Value Of Equity Granted During Fiscal Year Unvested As Of End Of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,122,232
PEO | Flitman [Member] | Change In Fair Value Of Equity Outstanding At Beginning And End Of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Flitman [Member] | Change In Value For Awards Vested In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Flitman [Member] | Forfeited Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Flitman [Member] | Impact Of Adjustments For Stock And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,907,171
PEO | Iacobucci [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,062,524)	4,838,268
PEO | Iacobucci [Member] | Pension Value Reported In S C T [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Iacobucci [Member] | Pension Value Attributable To Service In Current Year And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Iacobucci [Member] | Impact Of Adjustments For Defined Benefit And Actuarial Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Iacobucci [Member] | S C T Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,250,051)	(2,500,079)
PEO | Iacobucci [Member] | Value Of Equity Granted During Fiscal Year Unvested As Of End Of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,636,266
PEO | Iacobucci [Member] | Change In Fair Value Of Equity Outstanding At Beginning And End Of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(79,323)
PEO | Iacobucci [Member] | Change In Value For Awards Vested In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,302	233,171
PEO | Iacobucci [Member] | Forfeited Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,503,009)	0
PEO | Iacobucci [Member] | Impact Of Adjustments For Stock And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,690,758)	(9,965)
PEO | Pietro Satriano [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,566,000)	14,264,225	12,372,465
PEO | Pietro Satriano [Member] | Pension Value Reported In S C T [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Pietro Satriano [Member] | Pension Value Attributable To Service In Current Year And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Pietro Satriano [Member] | Impact Of Adjustments For Defined Benefit And Actuarial Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Pietro Satriano [Member] | S C T Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,000,054)	(11,420,007)	(4,700,001)
PEO | Pietro Satriano [Member] | Value Of Equity Granted During Fiscal Year Unvested As Of End Of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	10,059,039	16,849,092
PEO | Pietro Satriano [Member] | Change In Fair Value Of Equity Outstanding At Beginning And End Of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	834,895	(1,553,982)
PEO | Pietro Satriano [Member] | Change In Value For Awards Vested In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		937,314	1,045,356	(3,877,741)
PEO | Pietro Satriano [Member] | Forfeited Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,357,152)	0	0
PEO | Pietro Satriano [Member] | Impact Of Adjustments For Stock And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,419,892)	519,283	6,717,368
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,122,362	3,069,797	3,478,342	3,672,637
Non-PEO NEO | Pension Value Reported In S C T [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,185)	0	0	(17,289)
Non-PEO NEO | Pension Value Attributable To Service In Current Year And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Impact Of Adjustments For Defined Benefit And Actuarial Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,185)	0	0	(17,289)
Non-PEO NEO | S C T Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,912,530	1,812,570	(2,355,888)	(1,300,003)
Non-PEO NEO | Value Of Equity Granted During Fiscal Year Unvested As Of End Of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,508,055	1,910,758	1,976,990	4,281,141
Non-PEO NEO | Change In Fair Value Of Equity Outstanding At Beginning And End Of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	820,125	(294,818)	199,197	(330,969)
Non-PEO NEO | Change In Value For Awards Vested In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,367	102,632	228,066	(908,906)
Non-PEO NEO | Forfeited Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Impact Of Adjustments For Stock And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,485,016	$ (93,997)	$ 48,366	$ 1,741,263